BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Subsidiary	Dec. 31, 2011
Concentration Risk [Line Items]
Net loss	$ (3,866)	$ (5,168)
Foreign currency translation adjustment	22
Comprehensive loss	$ (3,844)	$ (5,168)
Tax benefits recognized provided percentage of likelihood of realization is greater than	$ 50
Number of subsidiaries	2
Customer Concentration Risk
Concentration Risk [Line Items]
Number of customers	2
Supplier Concentration Risk
Concentration Risk [Line Items]
Number of vendors	4
Revenues | Customer Concentration Risk
Concentration Risk [Line Items]
Total percent of revenues from various customers		26.00%
Revenues | Customer Concentration Risk | Customer One
Concentration Risk [Line Items]
Total percent of revenues from various customers	12.50%
Revenues | Customer Concentration Risk | Customer Two
Concentration Risk [Line Items]
Total percent of revenues from various customers	6.90%
Accounts Receivable | Customer Concentration Risk | Customer One
Concentration Risk [Line Items]
Total percent of revenues from various customers	14.00%	14.00%
Accounts Receivable | Customer Concentration Risk | Customer Two
Concentration Risk [Line Items]
Total percent of revenues from various customers	10.00%	10.00%
Cost of Goods | Individual Supplier
Concentration Risk [Line Items]
Total percent of revenues from various customers	28.00%	27.00%
Cost of Goods | Supplier Concentration Risk
Concentration Risk [Line Items]
Total percent of revenues from various customers	71.00%	76.00%
Accounts Payable | Supplier Concentration Risk
Concentration Risk [Line Items]
Total percent of revenues from various customers	67.00%	74.00%